Pension Benefits - Fair Value of Plan Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 138,876	$ 134,408
Mutual Funds Real estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,108	3,843
Pooled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	98,338	94,981
Mutual Fund Equity investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	18,080	19,907
Mutual Funds Debt securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3,811	4,298
Mutual Funds Cash and money market [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	8,796	672
Mutual Funds Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 7,743	$ 10,707